Offerings - Offering: 1	Apr. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common shares of beneficial interest, $0.01 par value per share
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,050.00
Offering Note	(1) Estimated pursuant to Rule 457(o) under the Securities Act of 1933, as amended, solely for the purpose of determining the registration fee. A total of $2,500,000,000 of common shares of beneficial interest, par value $0.01 per share ("Common Shares"), were previously registered. This post-effective amendment registers an additional $500,000,000 of Common Shares, resulting in a total of $3,000,000,000 in registered Common Shares. (2) Being registered pursuant to this Registration Statement. (3) Calculated pursuant to Rule 457(o) and paid in connection with the filing of this Registration Statement.